Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments and other current assets
net provision for other current assets	¥ 170,639	¥ 124,581	¥ 731
Provision for receivable from factoring business	¥ 101,641